Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - Trane Technologies plc - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Employer Contribution, Receivable	$ 0	$ 29,307
EBP, Participant Contribution, Receivable	0	33,800
EBP, Note Receivable from Participant	2,388,227	1,867,513
EBP, Receivable	2,388,227	1,930,620
EBP, Net Asset Available for Benefit	76,990,014	68,056,209
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Employer Contribution, Receivable	0	29,307
EBP, Investment, Plan Interest in Master Trust, Fair Value	74,601,787	66,125,589
EBP, Participant Contribution, Receivable	0	33,800
EBP, Note Receivable from Participant	2,388,227	1,867,513
EBP, Receivable	2,388,227	1,930,620
EBP, Net Asset Available for Benefit	76,990,014	68,056,209
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 74,601,787	$ 66,125,589